Consolidated Statements Of Financial Position - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Assets
Cash and cash equivalents	$ 552.5	$ 270.1
Trade receivables, net	317.1	365.4
Other receivables	51.7	28.9
Inventories	583.6	587.8
Prepaid expenses and other current assets	63.2	62.5
Current assets of business held for sale	2,402.6	30,823.3
Total current assets	3,970.7	32,138.0
Property, plant and equipment, net	500.0	499.0
Deferred charges and other	231.8	45.0
Goodwill	1,454.7	1,461.8
Intangible assets, net	1,641.8	1,719.5
Total assets	7,799.0	35,863.3
Liabilities and Shareholders' Equity
Current portion of long-term debt	26.9	169.8
Accounts payable	584.7	558.3
Accrued wages and salaries	55.1	66.0
Accrued interest	65.0	78.1
Other current liabilities	159.4	173.1
Current liabilities of business held for sale	537.6	26,861.4
Total current liabilities	1,428.7	27,906.7
Long-term debt, net of current portion	4,624.3	5,522.7
Deferred income taxes	35.0	415.8
Other long-term liabilities	121.4	71.2
Total liabilities	6,209.4	33,916.4
Commitments and contingencies (Note 18)
Shareholders' equity
Common Stock	0.5	2.0
Additional paid-in capital	1,996.7	1,372.9
Accumulated deficit	(180.1)	(925.9)
Accumulated other comprehensive (loss) income, net of tax	(235.8)	309.0
Total shareholders' equity	1,581.3	758.0
Noncontrolling interest	8.3	1,188.9
Total equity	1,589.6	1,946.9
Total liabilities and equity	7,799.0	35,863.3
SB/RH [Member]
Assets
Cash and cash equivalents	505.4	168.2
Trade receivables, net	317.1	365.4
Other receivables	95.1	27.9
Inventories	583.6	587.8
Prepaid expenses and other current assets	62.9	61.9
Current assets of business held for sale	2,402.6	2,497.1
Total current assets	3,966.7	3,708.3
Property, plant and equipment, net	500.0	498.2
Deferred charges and other	74.2	29.8
Goodwill	1,454.7	1,461.8
Intangible assets, net	1,641.8	1,719.4
Total assets	7,637.4	7,417.5
Liabilities and Shareholders' Equity
Current portion of long-term debt	546.9	27.8
Accounts payable	584.7	556.8
Accrued wages and salaries	55.4	60.5
Accrued interest	55.0	48.6
Other current liabilities	152.3	166.3
Current liabilities of business held for sale	537.6	510.6
Total current liabilities	1,931.9	1,370.6
Long-term debt, net of current portion	3,686.4	3,731.3
Deferred income taxes	287.0	415.8
Other long-term liabilities	120.4	64.4
Total liabilities	6,025.7	5,582.1
Commitments and contingencies (Note 18)
Shareholders' equity
Other capital	2,073.0	2,079.0
Accumulated deficit	(235.5)	(42.8)
Accumulated other comprehensive (loss) income, net of tax	(235.7)	(209.6)
Total shareholders' equity	1,601.8	1,826.6
Noncontrolling interest	9.9	8.8
Total equity	1,611.7	1,835.4
Total liabilities and equity	$ 7,637.4	$ 7,417.5